Cover page	Apr. 02, 2024
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	GLOBE LIFE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08052
Entity Tax Identification Number	63-0780404
Entity Address, Address Line One	3700 South Stonebridge Drive
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070
City Area Code	972
Local Phone Number	569-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000320335
Amendment Flag	false
Document Period End Date	Apr. 02, 2024
Common Stock, $1.00 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	GL
Security Exchange Name	NYSE
4.250% Junior Subordinated Debentures
Document Information [Line Items]
Title of 12(b) Security	4.250% Junior Subordinated Debentures
Trading Symbol	GL PRD
Security Exchange Name	NYSE